Trade and other receivables	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Trade and other receivables
8.
Trade and other receivables

	2023	2022
(in $ millions)	$	$
Current
Trade receivables	141	120
Less: Loss allowance (see Note 26)	(22)	(20)
	119	100
Payment cycle receivables	93	108
Less: Loss allowance	(16)	(21)
	77	87
	196	187

i)
Trade receivables

Trade receivables mainly comprise amounts due from driver-partners and merchant-partners under the Deliveries and Mobility segments respectively. They are generally due for settlement within 30 days and therefore are all classified as current.

ii)
Payment cycle receivables

These are amounts receivable as part of a payment settlement cycle that may involve consumers, merchant-partners and driver-partners to be settled typically within 4 days.

iii)
Financial risk management

The exposure of trade and other receivables to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 26.